Share Based Compensation - Schedule of Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Options Outstanding [Line Items]
Stock options outstanding	179,876	97,076
Weighted average remaining contractual life –years	3 years 1 month 2 days	2 years 3 months 10 days
Stock options exercisable	97,076	97,076
Exercise price 0.0025 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 0.0025	$ 0.0025
Stock options outstanding	18,000	18,000
Weighted average remaining contractual life –years	2 months 23 days	1 year 2 months 23 days
Stock options exercisable	18,000	18,000
Exercise price 5.25 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 5.25
Stock options outstanding	82,800
Weighted average remaining contractual life –years	5 years 2 months 15 days
Stock options exercisable
Exercise price 9.50 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 9.5	$ 9.5
Stock options outstanding	50,275	50,275
Weighted average remaining contractual life –years	1 year 6 months 10 days	2 years 6 months 10 days
Stock options exercisable	50,275	50,275
Exercise price 25.00 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 25	$ 25
Stock options outstanding	3,975	3,975
Weighted average remaining contractual life –years	1 year 6 months	2 years 6 months
Stock options exercisable	3,975	3,975
Exercise price 56.25 [Member]
Schedule of Stock Options Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 56.25	$ 56.25
Stock options outstanding	24,826	24,826
Weighted average remaining contractual life –years	1 year 6 months	2 years 6 months
Stock options exercisable	24,826	24,826